Note 5 - Vessels, Net - Delivery of Vessels (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Yard Installments	$ 123,985
Capitalized Expenses	6,200
Final Carrying Amount	130,185
MT Eco Fleet [Member]
Yard Installments	31,140
Capitalized Expenses	1,452
Final Carrying Amount	32,592
M/T Eco Revolution [Member]
Yard Installments	31,400
Capitalized Expenses	1,409
Final Carrying Amount	32,809
M/T Stenaweco Excellence [Member]
Yard Installments	30,778
Capitalized Expenses	1,475
Final Carrying Amount	32,253
M/T Nord Valiant [Member]
Yard Installments	30,667
Capitalized Expenses	1,864
Final Carrying Amount	$ 32,531